Related Party Transactions (Details) - Schedule Cost of Revenues – Related Party - Zhongcang Warehouse Co., Ltd [Member] - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Cost of Revenues to Related Party [Line Items]
Relationship	An 18% subsidiary of the VIE of the Company
Nature	Storage fees
Total	$ 64,051	$ 304,400	$ 730,006